DEBT - Summary of future minimum lease payments required under the capital lease arrangements (Detail) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Debt Disclosure [Abstract]
2021	¥ 35,459
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	0
Capital leases, future minimum payments due	82,036
Less payment amount allocated to interest	8,606
Present value of capital lease obligation	73,430
Current portion of capital lease obligation	35,459
Long-term portion of capital lease obligation	¥ 37,971